PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) $ in Millions	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2,409,762	$ 1,361,211
Depreciation expenses related to assets held for sale	622,857	306,934
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Proceeds from land sale		2,400,000	$ 3.3
National Bank Of Canada [Member]
Property, Plant and Equipment [Line Items]
Debt face amount	5,500,000
National Bank Of Canada [Member] | Asset Pledged as Collateral [Member] | Land and Building [Member]
Property, Plant and Equipment [Line Items]
Asset held for sale		4,300,000
HSBC in Canada [Member]
Property, Plant and Equipment [Line Items]
Debt face amount	11,200,000
HSBC in Canada [Member] | Asset Pledged as Collateral [Member] | Land And Two Office Buildings [Member]
Property, Plant and Equipment [Line Items]
Asset held for sale		16,300,000
Bank Of China Canada [Member]
Property, Plant and Equipment [Line Items]
Debt face amount	$ 44,300,000
Bank Of China Canada [Member] | Asset Pledged as Collateral [Member] | Land And Two Office Buildings [Member]
Property, Plant and Equipment [Line Items]
Asset held for sale		$ 69,800,000